INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2021	2020
Corporate Bonds
Balance at start of the year	9,431	12,753
Additions during the year	1,350	1,287
Unrealized (loss)/gain recorded in other comprehensive income	(284)	279
Accumulated other-than-temporary impairment*	(817)	(4,888)
Balance at end of the year	9,680	9,431

Equity Securities
Balance at start of the year	19,374	61,326
Disposals during the year	(9,608)	(23,661)
Unrealized gain /(loss)*	1,087	(22,428)
Realized gain*	725	4,864
Foreign currency translation loss	(48)	(727)
Balance at the end of year	11,530	19,374

Total Investment in Debt and Equity Securities	21,210	28,805

Equity Securities pledged to creditors	10,238	9,007

*Balances included in "Gain/(loss) on investments in debt and equity securities" in the Consolidated Statements of Operations.

Corporate Bonds

The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2021			Year ended December 31, 2020
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	487	4,619	4,132	511	4,643
NT Rig Holdco 12%	4,917	144	5,061	3,567	404	3,971
NT Rig Holdco 7.5%	—	—	—	817	—	817
Total corporate bonds	9,049	631	9,680	8,516	915	9,431

NorAm Drilling Company AS ("NorAm Drilling")

During the year ended December 31, 2021, the Company recognized an unrealized gain of $0.0 million in Other Comprehensive Income (2020: $0.0 million; 2019: $0.1 million) in relation to NorAm Drilling bonds.

Oro Negro Drilling Pte. Ltd ("Oro Negro") and NT Rig Holdco ("NT Rig Holdco")

During the year ended December 31, 2021, the Company acquired additional NT Rig Holdco Liquidity 12% bonds for a total purchase price of $1.4 million (2020: $1.3 million).

During the year ended December 31, 2020, the existing Oro Negro 12% Bonds and Oro Negro 7.5% Bonds were restructured by the issuer thereby resulting in the recognition of NT Rig Holdco Liquidity 12% Bonds and NT Rig Holdco 7.5% Bonds, and redemption of all the Oro Negro 12% Bonds and a substantial proportion of the Oro Negro 7.5% Bonds. The Company recorded no gain or loss on redemption of the bonds. The accumulated gain of $0.1 million previously recognized in the Consolidated Statement of Operations in respect of the Oro Negro 12% Bonds was reversed.
In the year ended December 31, 2021, the Company recognized an unrealized loss of $0.3 million (2020: gain $0.4 million) in respect of the NT Rig Holdco 12% Bonds and an unrealized gain of $0.0 million (2020: $0.0 million) in respect of the NT Rig Holdco 7.5% Bonds. In June 2021, an impairment loss of $0.8 million (2020: $4.3 million) was recorded in the Consolidated Statement of Operations in relation to the NT Rig Holdco 7.5% Bonds.

Equity Securities

Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	2021	2020
Frontline*	10,238	9,007
NorAm Drilling	1,292	1,484
ADS Maritime Holding (formally ADS Crude Carriers)	—	8,883
Total shares	11,530	19,374

*As of December 31, 2021, the carrying value of the shares held in Frontline Ltd. (“Frontline”) pledged to creditors is $10.2 million (2020: $9.0 million).

Frontline Shares

As of December 31, 2021, the Company held approximately 1.4 million shares (2020: 1.4 million shares) in Frontline. (See Note 25: Related Party Transactions).

In December 2019, the Company entered into a forward contract to repurchase approximately 3.4 million shares of Frontline on June 30, 2020 for $36.8 million. During the year ended December 31, 2020, the Company repurchased and simultaneously sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded realized gains of $2.3 million in the Statement of Operations in respect of the sales.

As of December 31, 2020, the Company had a forward contract, with an initial expiration date in January 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.2 million including deemed interest. During 2021, the Company has continuously renewed the forward contract and as of December 31, 2021, the Company had a forward contract, which expired in January 2022, to repurchase 1.4 million shares of Frontline, at a repurchase price of $16.4 million including accrued interest. This forward contract related to 1.4 million shares has subsequently been rolled over to July 2022, at a repurchase price of $16.6 million including deemed accrued interest. These transactions have been accounted for as secured borrowing, with the shares retained in 'Marketable Securities pledged to creditors' and a liability recorded as of December 31, 2021 within debt for $15.6 million (2020: $15.6 million). (See also Note 21: Short-Term and Long-Term Debt).

In the year ended December 31, 2021, the Company recognized a fair value adjustment gain of $1.2 million (2020: loss $16.0 million; 2019: gain $25.0 million) in the Statement of Operations.

NorAm Drilling

As of December 31, 2021 the Company held approximately 1.3 million shares (2020: 1.3 million) in NorAm Drilling which traded in the Norwegian Over the Counter market ("OTC"). The Company recognized a mark to market loss of $0.1 million (2020: loss $2.5 million, 2019: gain $0.4 million) in the Statement of Operations in the year ended December 31, 2021, together with a foreign exchange loss of $0.0 million (2020: $0.3 million; 2019: $0.0 million) in Other Financial Items in the Statement of Operations. (See also Note 25: Related Party Transactions).

ADS Maritime Holding

In 2018 the Company had acquired 4 million shares in ADS Maritime Holding Plc, formerly known as ADS Crude Carriers Plc (“ADS Maritime Holding”) for a total consideration of $10 million. (See Note 25: Related Party Transactions). In the year ended December 31, 2021, the Company recognized a mark to market gain of $0.0 million (2020: loss $3.9 million, 2019: gain $3.7 million) in the Statement of Operations, along with a foreign exchange gain of $0.0 million (2020: loss $0.4 million, 2019: gain $0.3 million) in Other Financial Items in the Statement of Operations.
In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of approximately $0.8 million, recognizing a gain of $0.7 million on disposal.

Solstad Offshore ASA

During the year ended December 31, 2020, the Company received 4.4 million shares in Solstad Offshore ASA as part of a debt restructuring agreement, alongside cash compensation of NOK10 million ($1.1 million). The shares were subsequently sold by the Company and a gain of $2.6 million was recorded in connection with the sale of the shares in the Statement of Operations in the year ended December 31, 2020. (See also Note 10: Other Financial Items).